Loans (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Unearned income on premium finance receivables	$ 34,600,000	$ 32,300,000
Deferred loan fees and costs net, including fair value purchase accounting adjustments	13,600,000	12,500,000
Real estate loans, including mortgage loans held-for-sale	1,800,000,000	1,800,000,000
Loans pledged as collateral	995,200,000
Borrowings from FHLB	474,500,000	423,500,000
FHLB [Member]
Loans [Line Items]
Loans pledged as collateral	$ 829,200,000